RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other current receivables [abstract]
Trade and other receivables
	December 31, 2020	December 31, 2019	December 31, 2018
Input tax recoverable	$73,804	$20,741	$36,399
Trade receivable	1,961	195,433	-
Subscriptions receivable	-	30,497	-
	$75,765	$246,671	$36,399